Other long-term liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Other long-term liabilities
Deferred tax liabilities	¥ 26,935	¥ 18,159
Other	6,569	8,105
Other long-term liabilities	¥ 33,504	¥ 26,264